Offsetting financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 1,406,887	$ 1,080,699
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	13,870	7,816
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,420,757	1,072,883
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	960,156	624,989
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(13,870)	(16,975)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	946,286	608,014
Trade and other payables
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	868,306	614,762
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(13,870)	(16,975)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	854,436	597,787
Lease liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	3,385	4,000
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	3,385	4,000
Derivative financial instruments
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,567	6,227
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,567	6,227
Financial liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	86,898	50,455
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	86,898	50,455
Cash and cash equivalents
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	719,897	425,172
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	719,897	425,172
Financial assets at FVPL
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	99,089	129,319
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	99,089	129,319
Trade and other receivables
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	558,154	504,529
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	13,870	7,816
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	572,024	496,713
Derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	140	2,874
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	140	2,874
Other assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	29,607	18,805
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	$ 29,607	$ 18,805